Subsequent event (Details) £ in Millions, $ in Millions			3 Months Ended
	Feb. 26, 2021 GBP (£)	Jan. 29, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020	Dec. 31, 2030 USD ($)	Feb. 09, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Expected cost increase from increase in CO2 tax			$ 400
Empire Wind and Beacon Wind assets [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest divested				50.00%
Dogger Bank Wind Farm A and B [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest divested			10.00%
Disposal of interest in associates [member] | Empire Wind and Beacon Wind assets [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest divested		50.00%
Potential consideration from divestment		$ 1,200
Interim period adjustments		$ 100
Disposal of interest in associates [member] | Bakken field in the US states [member]
Disclosure of non-adjusting events after reporting period [line items]
Potential consideration from divestment						$ 900
Disposal of interest in associates [member] | Dogger Bank Wind Farm A and B [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest divested	10.00%
Potential consideration from divestment | £	£ 206.4
New climate action plan [member] | Forecast [member]
Disclosure of non-adjusting events after reporting period [line items]
Expected cost increase from increase in CO2 tax					$ 400